MARKET RISK BENEFITS - Schedule of Net Balance of Market Risk Benefit Asset and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Market Risk Benefit [Roll Forward]
Balance, beginning of year	$ 2,799	$ 55	$ 114
Balance, beginning of year, before effect of changes in the instrument-specific credit risk		2,549	39	$ 112
Acquisition from business combination	0	2,420	0
Derecognition	0	(129)	0
Issuance	(8)	7	89
Interest accrual	150	103	6
Attributed fees collected	265	159	45
Benefits payments	0	0	0
Effect of changes in interest rates	12	(112)	(106)
Effect of changes in equity markets	161	30	70
Effect of changes in equity index volatility	(48)	(119)	(129)
Effect of changes in future expected policyholder behavior	57	2	(13)
Effect of changes in other future expected assumptions	211	83	(33)
Balance, end of year, before effect of changes in the instrument-specific credit risk	3,349	2,483	41
Effect of changes in the ending instrument-specific credit risk	13	316	14
Balance, end of year	3,362	2,799	55	$ 114
Less: Reinsured MRB, end of year	(599)	(526)	0
Balance, end of year, net of reinsurance	2,763	2,273	55
Net amount at risk	$ 12,962	$ 12,051	$ 868
Weighted-average attained age of contract holders (years)	71 years	71 years	66 years